                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                   Certified Shareholder Report of Registered
                         Management Investment Companies

                                    811-3181

                      (Investment Company Act File Number)

                      Federated Short-Term Municipal Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 6/30/05

               Date of Reporting Period: Fiscal year ended 6/30/05

Item 1.           Reports to Stockholders

Federated
World-Class Investment Manager

Federated Short-Term Municipal Trust

ANNUAL SHAREHOLDER REPORT

June 30, 2005

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND FUND OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended June 30	2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$10.27	$10.48	$10.35	$10.27		$10.03
Income From Investment Operations:
Net investment income	0.28	0.27	0.31	0.39	[1]	0.44
Net realized and unrealized gain (loss) on investments and futures contracts	(0.05)	(0.21)	0.13	0.08	[1]	0.24
TOTAL FROM INVESTMENT OPERATIONS	0.23	0.06	0.44	0.47		0.68
Less Distributions:
Distributions from net investment income	(0.28)	(0.27)	(0.31)	(0.39)		(0.44)
Net Asset Value, End of Period	$10.22	$10.27	$10.48	$10.35		$10.27
Total Return [2]	2.24%	0.53%	4.32%	4.63%		6.90%

Ratios to Average Net Assets:
Expenses	0.46%	0.47%	0.47%	0.47%		0.47%
Net investment income	2.70%	2.56%	2.98%	3.75	% [1]	4.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$270,956	$330,354	$342,549	$211,835		$167,025
Portfolio turnover	31%	35%	28%	33%		58%

1 Effective July 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended June 30, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

See notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended June 30	2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$10.27	$10.48	$10.35	$10.27		$10.03
Income From Investment Operations:
Net investment income	0.25	0.24	0.29	0.36	[1]	0.41
Net realized and unrealized gain (loss) on investments and futures contracts	(0.05)	(0.21)	0.13	0.08	[1]	0.24
TOTAL FROM INVESTMENT OPERATIONS	0.20	0.03	0.42	0.44		0.65
Less Distributions:
Distributions from net investment income	(0.25)	(0.24)	(0.29)	(0.36)		(0.41)
Net Asset Value, End of Period	$10.22	$10.27	$10.48	$10.35		$10.27
Total Return [2]	1.99%	0.28%	4.06%	4.37%		6.64%

Ratios to Average Net Assets:
Expenses	0.71%	0.72%	0.72%	0.72%		0.72%
Net investment income	2.44%	2.31%	2.75%	3.50	% [1]	4.08%
Expense waiver/reimbursement [3]	0.37%	0.36%	0.36%	0.37%		0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$29,799	$45,616	$24,230	$28,577		$21,851
Portfolio turnover	31%	35%	28%	33%		58%

1 Effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended June 30, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2005	Ending Account Value 6/30/2005	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$ 1,007.20	$2.29
Institutional Service Shares	$1,000	$1,005.90	$3.53
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.51	$2.31
Institutional Service Shares	$1,000	$ 1,021.27	$3.56

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	0.46%
Institutional Service Shares	0.71%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period was 2.24% for Institutional Shares and 1.99% for Institutional Service Shares. The total returns of the Lehman Brothers 1-Year Municipal Index (LB1MI) and Lehman Brothers 3-Year Municipal Index (LB3MI), the fund's benchmark indices, were 1.57% and 2.56%, respectively, during the 12-month reporting period. 1 The total return of a custom, blended index of the LB1MI (50%) and the LB3MI (50%)(the "Blended Index") was 2.07% during the 12-month reporting period. 2 The fund's total return for the most recently completed fiscal year reflected actual cash flows, transactions costs, and other expenses which were not reflected in the total return of the LB1MI, LB3MI, or the Blended Index.

The fund's investment strategy focused on: (a) managing the effective duration of its portfolio (which indicates the portfolio's price sensitivity to interest rates); (b) the selection of securities with different short-term maturities from one to five years (expressed by a "yield curve" showing the relative yield of securities with different maturities); (c) the allocation of the portfolio among securities of similar issuers (referred to as "sectors"); and (d) the credit quality and ratings of the portfolio securities (which indicates the risk that securities will default). These were the most significant factors affecting the fund's performance relative to its benchmark indices.

The following discussion will focus on the performance of the fund's Institutional Shares. The 2.24% total return of the Institutional Shares for the reporting period consisted of 2.73% of tax-exempt dividends and 0.49% depreciation in the net asset value of the shares.

1 The LB1MI is the 1-year (1-2) component of the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds issued after January 1, 1991, with a minimum credit rating of at least Baa, which have been issued as part of a deal of at least $50 million, have a maturity value of at least $3 million, and mature in at least one, but not more than two, years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the alternative minimum tax. The LB3MI is an unmanaged index of municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa, which have been issued as part of a deal of at least $50 million, have a maturity value of at least $3 million, and a maturity range of 1-5 years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the alternative minimum tax. The LB1MI and LB3MI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. Indexes are unmanaged, and unlike the fund, are not affected by cash flows. It is not possible to invest directly in an index.

2 The Blended Index is a custom blended index comprised of the LB1MI (50% and 1-2 years maturity) and the LB3MI (50% and 1-5 years maturity). It is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the fund's performance. Indexes are unmanaged, and unlike the fund, are not affected by cash flows. It is not possible to invest directly in an index.

MARKET OVERVIEW

During the majority of the reporting period, short-term interest rates rose as the Federal Reserve Board (the "Fed") increased the federal funds target rate eight times from 1.25% to 3.25%. The two-year Treasury note yield rose from 2.60% to 3.64% and the two-year municipal bond yield rose from 2.10% to 2.70%. Because their yields moved less, short-term, tax-exempt municipal bonds outperformed Treasury notes on a tax-adjusted basis as their price fell less than the comparable Treasury, and the tax-exempt income provided higher after-tax returns for those investors in the highest federal tax brackets. The municipal yield curve flattened significantly over the reporting period with short-term interest rates rising and long-term rates unexpectedly declining. Intermediate and longer-term, tax-exempt municipal bonds outperformed short-term, tax-exempt municipal bonds in this environment.

During the reporting period, the relatively low interest rate environment resulted in investors pursuing lower-rated credits because of the additional yield they offer. As a result, certain revenue bond sectors outperformed the LB1MI and LB3MI, such as hospitals, industrial development, and pollution control projects. High-yield, tax-exempt municipal debt, non-investment-grade bonds rated "BB" and lower (or of comparable quality), 3 provided strong total returns as investors were attracted to the opportunity for significantly higher yield provided by these issues.

DURATION 4

During the reporting period, the fund's typical dollar-weighted average duration continued to range from 1.5 to 2.5 years, which reflected the approximate duration range of the LB1MI (1.36 years) and LB3MI (2.63 years) at the end of the reporting period. Duration management is a significant component of the fund's investment strategy. Management considered the duration of the Blended Index, 2.0 years, as a neutral position in managing the duration of the fund.

3 Investment-grade securities are securities that are rated at least "BBB" or unrated securities of comparable quality. Non-investment-grade securities are securities that are not rated at least "BBB" or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect against credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities, and increased possibilities of default.

4 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

As determined at the end of the reporting period, the fund's duration averaged approximately 1.70 years, which was shorter than the duration of the LB3MI and Blended Index, and longer than the duration of the LB1MI. The shorter a fund's duration relative to an index, the less its net asset value will react as interest rates change. As a result, as yields rose, the fund's net asset value did not decline to the same extent as the market value of the LB3MI or Blended Index. The shortening of the fund's duration helped to mitigate the effect of rising short-term interest rates on the net asset value of the fund, and helped to positively contribute to the fund's performance relative to its benchmark indices.

MATURITY AND YIELD CURVE

During the reporting period, the fund maintained a dollar-weighted effective average maturity of less than 3.0 years. To achieve the fund's duration targets, the fund concentrated on buying tax-exempt municipal bonds maturing inside of 5-years, with many of the purchases being of tax-exempt municipal bonds with maturities from 1 to 3 years. This hurt the fund's performance relative to the LB3MI because shorter maturity bonds (1-2 years) underperformed compared to longer maturity bonds (3-5 years) as the yield curve flattened and interest rates rose more in the 1-2 year maturity range.

Above average allocations to cash equivalents, such as variable rate demand notes and auction rate notes, which experienced no price impact and are not included in the LB1MI, LB3MI or the Blended Index, provided lower incremental income return than 3 to 5 year bonds during the reporting period and hurt the fund's performance versus the LB3MI.

Higher-coupon, tax-exempt municipal bonds (bonds with higher interest rate payments) also were emphasized during the reporting period over lower-coupon, tax-exempt municipal bonds (bonds with lower interest rate payments) to help provide protection against the negative effects of rising short-term interest rates. These strategies generally benefited the fund's performance.

SECTOR ALLOCATION

During the reporting period, as compared to its benchmark indices, the fund allocated more of its portfolio to securities backed by hospitals, utilities, bank-credit enhanced, and resource recovery projects. The fund allocated less of the portfolio to general obligation bonds issued by states, cities, and school districts as well as insured bonds. These allocations helped the fund's performance due to the higher yields and income returns available in the overweighted sectors and the greater price depreciation in the general obligation and insured sectors as short-term interest rates rose.

CREDIT QUALITY

The overall quality of the fund was maintained at "AA-" quality during the reporting period.

Credit spreads, or the yield difference between the "AAA" municipal bonds and bonds of lower credit quality and similar maturity, decreased during the reporting period. This decrease in credit spreads was the result of both improving economic activity and the demand for securities with higher yields. The fund's overweight, relative to the LB1MI and LB3MI, in "BBB" rated (or comparable quality) debt benefited performance as credit spreads became tighter to a greater extent for "BBB" rated (or comparable quality) debt than for other investment grade rated ("AAA", "AA", "A" or comparable quality) debt (meaning that the yield on the "BBB" rated debt improved to a greater extent than for other investment grade rated debt). 3 However, the fund's inability to purchase high-yield, tax-exempt municipal debt (tax-exempt municipal bonds rated "BB" and below or of comparable quality) impacted performance negatively as this sector of the market also performed well during the reporting period as the demand for high- yield, tax-exempt municipal debt was great.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Short-Term Municipal Trust (Institutional Shares) (the "Fund") from June 30, 1995 to June 30, 2005, compared to the Lehman Brothers 1-Year Municipal Index (LB1MI) 2 and the Lehman Brothers 3-Year Municipal Index (LB3MI). 2

Average Annual Total Return for the Period Ended 6/30/2005
1 Year	2.24%
5 Years	3.70%
10 Years	3.76%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB1MI and LB3MI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LB1MI and LB3MI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

GROWTH OF A $25,000 INVESTMENT- INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Short-Term Municipal Trust (Institutional Service Shares) (the "Fund") from June 30, 1995 to June 30, 2005, compared to the Lehman Brothers 1-Year Municipal Index (LB1MI) 2 and the Lehman Brothers 3-Year Municipal Index (LB3MI). 2

Average Annual Total Return for the Period Ended 6/30/2005
1 Year	1.99%
5 Years	3.45%
10 Years	3.50%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB1MI and LB3MI have been adjusted to reflect reinvestment of dividends on securities in these indices.

2 The LB1MI and LB3MI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Tables

At June 30, 2005, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments [2]
AAA	23.1%	Aaa	25.3%
AA	25.4%	Aa	15.3%
A	18.4%	A	19.3%
BBB	16.6%	Baa	10.9%
BB	1.7%	Ba	0.0%
Not Rated by S&P	14.8%	Not Rated by Moody's	29.2%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Rated securities that have been prerefunded, but not rated again by the NRSRO, have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total investments, 4.6% do not have long-term ratings by either of these NRSROs.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

Portfolio of Investments

June 30, 2005

Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--88.7%
		Alabama--3.3%
$2,000,000		Alabama State Public School & College Authority, Revenue Bonds (Series 2002-A), 5.00%, 2/1/2007	AA/Aa3	$2,070,340
3,040,000		Alabama State Public School & College Authority, Revenue Bonds (Series 2002-A), 5.00%, 2/1/2008	AA/Aa3	3,203,156
2,325,000	[1]	Cullman, AL Medical Clinic Board, Revenue Bonds (Series 2005-A), 3.88% TOBs (Cullman Regional Medical Center, Inc.), Mandatory Tender 4/7/2006	NR	2,325,000
1,275,000		Lauderdale County & Florence, AL Health Care Authority, Revenue Bonds (Series 2000A), 5.50% (Coffee Health Group)/(MBIA Insurance Corp. INS), 7/1/2006	AAA/Aaa	1,309,323
1,190,000		Lauderdale County & Florence, AL Health Care Authority, Revenue Bonds (Series 2000A), 5.50% (Coffee Health Group)/(MBIA Insurance Corp. INS), 7/1/2005	AAA/Aaa	1,190,095
		TOTAL		10,097,914
		Alaska--1.0%
3,000,000		Alaska State Housing Finance Corp., State Capital Project Revenue Bonds (Series 2001A), 5.00% (MBIA Insurance Corp. INS), 12/1/2006	AAA/Aaa	3,091,920
		Arizona--2.2%
1,165,000		Arizona Health Facilities Authority, Revenue Bonds (Series 2004), 4.00% (Blood Systems, Inc.), 4/1/2007	A-/NR	1,183,010
760,000		Arizona Health Facilities Authority, Revenue Bonds (Series 2004), 4.00% (Blood Systems, Inc.), 4/1/2009	A-/NR	775,716
2,000,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Refunding Revenue Bonds (Series 2002D), 5.00%, 1/1/2007	AA/Aa2	2,067,740
600,000		University Medical Center Corp, AZ, Hospital Revenue Bonds, 5.00% (University of Arizona Medical Center), 7/1/2009	BBB+/Baa1	634,494
1,000,000	[1]	Yavapai, AZ IDA, Solid Waste Disposal Revenue Bonds, 4.45% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2008	BBB/NR	1,012,450
1,000,000	[1]	Yavapai, AZ IDA, Solid Waste Disposal Revenue Bonds, 3.65% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2006	BBB/NR	1,000,780
		TOTAL		6,674,190
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Arkansas--0.9%
$1,000,000		Arkansas Development Finance Authority, Exempt Facilities Revenue Bonds, 2.85% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2005	BBB/NR	$999,380
45,000		Arkansas Development Finance Authority, SFM Revenue Bonds (Series 1997A-R), 6.50% (MBIA Insurance Corp. INS), 2/1/2011	AAA/Aaa	45,150
1,595,000		Pulaski County, AR, Hospital Refunding Revenue Bonds (Series 2002B), 4.75% (Arkansas Children's Hospital), 3/1/2008	A/A2	1,662,245
		TOTAL		2,706,775
		California--3.4%
3,000,000		California PCFA, Solid Waste Disposal Revenue Bonds, 2.85% TOBs (Republic Services, Inc.), Mandatory Tender 12/1/2005	BBB+/Baa2	2,995,860
3,000,000		California State, Refunding UT GO Bonds, 5.00%, 2/1/2008	A/A3	3,155,970
1,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2002D), 4.35% TOBs (Kaiser Permanente), Mandatory Tender 2/1/2007	A+/A3	1,015,500
1,350,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2005F), 5.00% (Daughters of Charity Health System), 7/1/2006	BBB+/NR	1,377,756
735,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2005F), 5.00% (Daughters of Charity Health System), 7/1/2009	BBB+/NR	782,062
1,000,000		Santa Clara County, CA Financing Authority, Special Obligation Bonds (Series 2003: Measure B Transportation Improvement Program), 4.00% (Santa Clara County, CA), 8/1/2006	NR/A2	1,010,610
		TOTAL		10,337,758
		Colorado--3.3%
175,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	A-/NR	176,527
5,000		Colorado HFA, Single Family Program Subordinate Bonds (Series 1998B), 4.625%, 11/1/2005	NR/A1	5,025
1,770,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004A), 5.00% (Evangelical Lutheran Good Samaritan Society), 6/1/2010	A-/A3	1,872,094
3,810,000		Countrydale, CO Metropolitan District, LT GO Refunding Bonds, 3.50% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 12/1/2007	NR/A1	3,823,030
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Colorado--continued
$420,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	A-/NR	$423,667
3,500,000		Tower Metropolitan District, CO, 4.00% TOBs (U.S. Bank, N.A. LOC), Mandatory Tender 11/30/2005	AA-/NR	3,518,095
		TOTAL		9,818,438
		Connecticut--0.5%
1,500,000		Connecticut Development Authority, Refunding PCR Bonds, 3.00% TOBs (United Illuminating Co.), Mandatory Tender 2/1/2009	NR/Baa2	1,476,990
		District of Columbia--0.3%
1,055,000		District of Columbia, Revenue Bonds (Series 1999), 3.60% TOBs (819 7th Street LLC Issue)/(Branch Banking & Trust Co., Winston-Salem LOC), Mandatory Tender 10/1/2009	A+/Aa2	1,044,091
		Florida--2.5%
1,000,000		Escambia County, FL Health Facilities Authority, Revenue Bonds (Series 2003A), 5.00% (Ascension Health Credit Group), 11/15/2008	AA/Aa2	1,059,750
475,000		Florida Housing Finance Corp., Homeowner Mortgage Revenue Bonds, (Series 2), 4.75% (MBIA Insurance Corp. INS), 7/1/2019	AAA/Aaa	478,273
2,000,000	[1]	Florida State Department of Corrections, Custodial Receipts, 3.00%, 9/10/2009	NR/A3	1,986,460
2,000,000		Highlands County, FL Health Facilities Authority, Hospital Revenue Bonds, 3.35% TOBs (Adventist Health System/ Sunbelt Obligated Group), Mandatory Tender 9/1/2005	A/A2	2,001,500
1,885,000		Miami-Dade County, FL School District, COP (Series A), 5.25% (FSA INS), 10/1/2006	AAA/Aaa	1,944,321
		TOTAL		7,470,304
		Georgia--1.9%
935,000		Coffee County, GA Hospital Authority, Refunding Revenue Bonds, 5.00% (Coffee Regional Medical Center, Inc.), 12/1/2009	BBB+/NR	991,511
1,505,000		Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.00% TOBs (John B. Sanifilippo & Son)/(Lasalle Bank, N.A. LOC), Mandatory Tender 6/1/2006	A+/NR	1,513,007
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Georgia--continued
$2,885,000		Municipal Electric Authority of Georgia, Revenue Bonds (Series 2002A), 5.00% (MBIA Insurance Corp. INS), 11/1/2008	AAA/Aaa	$3,079,247
115,000		Municipal Electric Authority of Georgia, Revenue Bonds (Series 2002A), 5.00% (United States Treasury PRF), 11/1/2008	AAA/Aaa	122,743
		TOTAL		5,706,508
		Hawaii--0.3%
1,000,000		Hawaii State, GO UT (Series CB) Refunding Bonds, 5.75% (Original Issue Yield: 5.90%), 1/1/2007	AA-/Aa2	1,044,090
		Illinois--2.9%
1,000,000		Chicago, IL O'Hare International Airport, Revenue Bonds (Series A), 5.375% (AMBAC INS)/(Original Issue Yield: 5.50%), 1/1/2007	AAA/Aaa	1,033,030
1,210,000		Chicago, IL Transit Authority, Capital Grant Receipts Revenue Bonds (Series B), 5.00% (AMBAC INS), 6/1/2007	AAA/Aaa	1,212,323
3,000,000		Illinois State, UT GO Bonds (First Series of July 2002), 5.00% (MBIA Insurance Corp. INS), 7/1/2007	AAA/Aaa	3,130,950
3,050,000		Will & Kendall Counties, IL Community Consolidated School District No. 202, UT GO Bonds, 5.50% (FSA INS), 12/30/2007	AAA/Aaa	3,248,647
		TOTAL		8,624,950
		Indiana--1.9%
3,500,000		Indiana Development Finance Authority, Refunding Revenue Bonds (Series 1998A), 4.75% TOBs (Southern Indiana Gas & Electric Co.), Mandatory Tender 3/1/2006	A-/Baa1	3,532,585
1,000,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2002G), 5.50% (Ascension Health Credit Group), 11/15/2007	AA/Aa2	1,056,390
225,000		Indiana State HFA, SFM Revenue Bonds, (Series C-3), 4.75%, 1/1/2029	NR/Aaa	226,483
1,000,000		Lawrenceburg, IN Pollution Control Revenue Board, PCR Revenue Bonds (Series F), 2.625% TOBs (Indiana Michigan Power Co.), Mandatory Tender 10/1/2006	BBB/Baa2	994,950
		TOTAL		5,810,408
		Kansas--1.5%
1,650,000		Burlington, KS, Enviromental Improvement Refunding Revenue Bonds (Series 1998A), 4.75% TOBs (Kansas City Power And Light Co.), Mandatory Tender 10/1/2007	BBB/A3	1,699,170
2,000,000		Burlington, KS, Refunding Revenue Bonds (Series 1998B), 4.75% TOBs (Kansas City Power And Light Co.), Mandatory Tender 10/1/2007	BBB/A3	2,055,220
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Kansas--continued
$840,000		Lawrence, KS Hospital Authority, Hospital Revenue Bonds, 3.25% (Lawrence Memorial Hospital), 7/1/2007	NR/Baa1	$840,563
55,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Mortgage-Backed Securities Program, (Series 1998 A-1), 5.00% (GNMA Collateralized Home Mortgage Program COL), 6/1/2013	NR/Aaa	55,584
		TOTAL		4,650,537
		Louisiana--1.8%
1,000,000		Calcasieu Parish, LA, IDB, Pollution Control Revenue Refunding Bonds, (Series 2001), 4.80% (Occidental Petroleum Corp.), 12/1/2006	A-/A3	1,021,770
1,750,000		Louisiana Public Facilities Authority, Revenue Bonds (Series 2002), 5.00% (Ochsner Clinic Foundation Project)/(MBIA Insurance Corp. INS), 5/15/2008	NR/Aaa	1,847,388
2,000,000		Louisiana State Offshore Terminal Authority, Deep Water Port Refunding Revenue Bonds (Series 2003D), 4.00% TOBs (Loop LLC), Mandatory Tender 9/1/2008	A/A3	2,025,600
500,000		Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, 3.65% TOBs (Loop LLC), Mandatory Tender 4/1/2008	A/A3	500,565
		TOTAL		5,395,323
		Maryland--0.3%
1,000,000		Prince Georges County, MD, IDRB (Series 1993), 2.16% TOBs (International Paper Co.), Optional Tender 7/15/2005	BBB/Baa2	999,860
		Massachusetts--1.2%
1,500,000		Commonwealth of Massachusetts, Construction Loan LT GO Bonds (Series 2001C), 5.00%, 12/1/2010	AA/Aa2	1,635,660
2,000,000		Commonwealth of Massachusetts, Construction Loan UT GO Bonds (Series 2002D), 5.25%, 8/1/2007	AA/Aa2	2,099,900
5,000		Commonwealth of Massachusetts, GO UT, 4.00%, 8/1/2008	AA/Aa2	5,157
		TOTAL		3,740,717
		Michigan--4.6%
1,250,000		Detroit, MI, Capital Improvement LT GO Bonds (Series 2002A), 5.00% (MBIA Insurance Corp. INS), 4/1/2007	AAA/Aaa	1,297,863
500,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.00% (Metropolitan Hospital), 7/1/2009	BBB/NR	524,165
1,000,000		Michigan Municipal Bond Authority, Refunding Revenue Bonds (Series 2002), 5.25% (Clean Water Revolving Fund), 10/1/2008	AAA/Aaa	1,074,490
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Michigan--continued
$2,500,000		Michigan Municipal Bond Authority, Revenue Bonds, 5.25% (Clean Water Revolving Fund)/(United States Treasury COL) 10/1/2007	AAA/Aaa	$2,638,050
1,450,000		Michigan Municipal Bond Authority, Revenue Bonds, 5.25% (Drinking Water Revolving Fund), 10/1/2007	AAA/Aaa	1,529,736
1,500,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.00% (Henry Ford Health System, MI), 3/1/2007	A-/A1	1,544,430
875,000		Michigan State Hospital Finance Authority, Revenue Bonds, 5.00% (Oakwood Obligated Group), 11/1/2007	A/A2	910,508
1,500,000		Michigan State Strategic Fund, LT Obligation Revenue Bonds, 5.20% (Waste Management, Inc.), 4/1/2010	BBB/NR	1,578,105
1,510,000		Michigan State Strategic Fund, Revenue Bonds (Series 2004), 2.00% (NSF International), 8/1/2006	A-/NR	1,490,914
1,135,000		Saginaw, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004G), 4.00% (Covenant Medical Center, Inc.), 7/1/2006	A/NR	1,145,964
		TOTAL		13,734,225
		Minnesota--0.7%
440,000		Duluth, MN EDA, Health Care Facilities Revenue Bonds (Series 2004), 4.50% (Benedictine Health System--St. Mary's Duluth Clinic Health System Obligated Group), 2/15/2007	A-/NR	449,852
1,385,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2003), 4.50% (HealthPartners Obligated Group), 12/1/2006	BBB+/Baa1	1,413,185
225,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2012	NR	232,767
		TOTAL		2,095,804
		Mississippi--0.7%
2,000,000		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (Series 2004B-2 R-Floats), 3.00% TOBs (Baptist Memorial Healthcare), Mandatory Tender 10/1/2005	AA/NR	1,999,960
		Missouri--1.9%
895,000		Cape Girardeau County, MO IDA, Health Care Facilities Revenue Bonds, (Series A), 4.50% (St. Francis Medical Center, MO), 6/1/2006	A/NR	906,537
1,500,000		Missouri Highways & Transportation Commission, State Road Bonds (Series 2000A), 5.25%, 2/1/2006	AAA/Aa2	1,523,040
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Missouri--continued
$1,120,000	[1]	Missouri State HEFA, RANs (Series 2005E), 4.75% (Rockhurst University), 4/25/2006	NR	$1,129,800
2,000,000		Missouri State HEFA, Revenue Bonds (Series 2002A), 5.00% (SSM Health Care Credit Group), 6/1/2007	AA-/NR	2,074,320
		TOTAL		5,633,697
		Nebraska--1.8%
5,000,000		Nebraska Public Power District, General Revenue Bonds (Series 2005B-2), 5.00% (FGIC INS), 1/1/2009	AAA/Aaa	5,343,050
		Nevada--0.5%
1,500,000	[1]	Director of the State of Nevada Department of Business and Industry, Solid Waste Disposal Revenue Bonds, 3.30% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2007	BBB/NR	1,480,290
		New Jersey--3.0%
1,500,000		Bayonne, NJ Parking Authority, Parking Project Note (Series 2005), 5.00% (Bayonne, NJ GTD), 3/15/2007	NR	1,523,370
2,185,000		Bayonne, NJ, 3.00% BANs, 7/1/2005	NR	2,185,000
2,500,000		Bayonne, NJ, 4.50% BANs, 6/29/2006	NR	2,523,625
1,000,000		Bayonne, NJ, 5.00% TANs, 11/15/2005	NR	1,004,840
500,000		New Jersey EDA, Revenue Bonds, (Series 2004), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2008	BBB/Baa2	523,690
680,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 3.70% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 3.80%), 11/1/2008	BBB-	669,508
600,000		New Jersey EDA, School Facilities Construction Revenue Bonds (Series 2004I), 5.00% (New Jersey State), 9/1/2009	A+/A1	643,512
		TOTAL		9,073,545
		New Mexico--1.5%
1,000,000		Farmington, NM, PCR Bonds (Series 2003B), 2.10% TOBs (Public Service Co., NM), Mandatory Tender 4/1/2006	BBB/Baa2	990,290
1,360,000		New Mexico State Hospital Equipment Loan Council, Hospital Revenue Bonds (Series 2003), 3.00% (St. Vincent Hospital)/(Radian Asset Assurance INS), 7/1/2005	AA/Aa3	1,360,000
1,030,000		New Mexico State Hospital Equipment Loan Council, Hospital Revenue Bonds (Series 2003), 4.00% (St. Vincent Hospital)/(Radian Asset Assurance INS), 7/1/2007	AA/Aa3	1,048,066
1,000,000		Santa Fe, NM Community College District, GO UT, 5.45% (Original Issue Yield: 5.55%), 8/1/2010	NR/Aa2	1,040,490
		TOTAL		4,438,846
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		New York--7.6%
$1,110,000		Dutchess County, NY IDA, Revenue Bonds, 4.00% (Marist College), 7/1/2009	NR/Baa1	$1,124,141
3,000,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund Revenue Bonds (Series 2002A), 5.00% (FSA INS), 11/15/2007	AAA/Aaa	3,154,080
1,250,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund Revenue Bonds (Series 2002A), 5.25% (FSA INS), 11/15/2008	AAA/NR	1,345,000
1,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Series E), 5.00%, 2/1/2009	AAA/Aa1	1,070,380
2,000,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series G), 5.00%, 8/1/2008	A+/A1	2,117,920
2,000,000		New York City, NY, UT GO Bonds (Series 2002F), 5.25%, 8/1/2009	A+/A1	2,158,840
1,000,000		New York City, NY, UT GO Bonds (Series D), 5.00%, 8/1/2006	A+/A1	1,024,410
1,000,000		New York City, NY, UT GO Bonds (Series E), 5.00%, 8/1/2007	A+/A1	1,043,370
1,300,000		New York State Dormitory Authority, Revenue Bonds, 5.00% (Columbia University), 7/1/2011	AAA/Aaa	1,433,965
2,000,000		New York State Thruway Authority, Local Highway & Bridge Service Contract Bonds (Series 2002), 5.00% (New York State), 4/1/2006	AA-/A2	2,034,040
2,000,000		New York State Thruway Authority, Local Highway & Bridge Service Contract Bonds (Series 2002), 5.00% (New York State), 4/1/2007	AA-/A2	2,074,480
1,000,000		New York State Urban Development Corp., Revenue Bonds (Series 2003B), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2007	AA/NR	1,036,530
2,000,000		Spencer-Van Etten, NY Central School District, 4.25% BANs, 6/15/2006	NR	2,029,720
1,020,000		United Nations, NY Development Corp., Senior Lien Refunding Revenue Bonds (Series 2004A), 4.00%, 7/1/2008	NR/A3	1,048,019
		TOTAL		22,694,895
		North Carolina--0.4%
1,000,000		North Carolina State, GO UT Bonds, 5.00%, 5/1/2011	AAA/Aa1	1,060,340
		North Dakota--0.3%
750,000		North Dakota State Building Authority, Revenue Bonds, 4.00%, 12/1/2007	A+/A2	767,243
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Ohio--3.9%
$1,250,000		Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002), 3.25% TOBs (Franciscan Care Center)/(Bank One, Columbus N.A. LOC), Optional Tender 3/1/2008	AA-/NR	$1,250,625
2,860,000		Mahoning County, OH Hospital Facilities, Adjustable Rate Demand Health Care Facilities Revenue Refunding Bonds (Series 2002), 3.71% TOBs (Copeland Oaks Project)/(Sky Bank LOC), Mandatory Tender 4/1/2008	NR/A3	2,860,114
140,000		Ohio HFA, Residential Mortgage Revenue Bonds (Series 1997D-1), 4.85% (GNMA Collateralized Home Mortgage Program COL), 3/1/2015	NR/Aaa	140,420
115,000		Ohio HFA, Residential Mortgage Revenue Bonds (Series 1998A-1), 4.60% (GNMA Collateralized Home Mortgage Program COL), 9/1/2026	AAA/Aaa	115,314
675,000		Ohio State Air Quality Development Authority, PCR Revenue Bonds, 3.50% TOBs (Pennsylvania Power Co.), Optional Tender 1/1/2006	BB+/Baa2	675,000
875,000		Ohio State Air Quality Development Authority, Refunding Revenue Bonds (Series 2002A), 3.375% TOBs (Pennsylvania Power Co.), Mandatory Tender 7/1/2005	BB+/Baa2	875,901
1,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds (Series 1999B), 4.50% TOBs (Toledo Edison Co.), Mandatory Tender 9/1/2005	BB+/Baa3	1,000,960
2,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds (Series B), 3.35% TOBs (Ohio Edison Co.), Mandatory Tender 12/1/2005	BB+/Baa2	2,002,880
1,750,000		Ohio Water Development Authority, Refunding PCR Bonds (Series 1999-A), 3.35% TOBs (Ohio Edison Co.), Mandatory Tender 6/1/2006	BBB/Baa1	1,750,875
1,000,000		University of Cincinnati, OH, General Receipts Revenue Bonds (Series A), 5.50% (FGIC INS), 6/1/2006	AAA/Aaa	1,025,710
		TOTAL		11,697,799
		Oklahoma--1.0%
915,000		Oklahoma Development Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 5.00% (Unity Health Center), 10/1/2008	BBB+/NR	957,090
960,000		Oklahoma Development Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 5.00% (Unity Health Center), 10/1/2009	BBB+/NR	1,012,042
1,165,000		Oklahoma HFA, SFM Revenue Bonds (Series 1998D-2), 6.25% (GNMA Collateralized Home Mortgage Program COL), 9/1/2029	NR/Aaa	1,178,281
		TOTAL		3,147,413
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Oregon--0.9%
$1,000,000		Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.00% (Legacy Health System), 5/1/2006	AA/Aa3	$1,017,790
1,000,000	[1]	Gilliam County, OR Solid Waste Disposal, Solid Waste Disposal Revenue Bonds, 3.625% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2006	BBB/NR	1,001,070
750,000		Port of Portland, OR, 3.25% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2005	BBB/NR	748,350
		TOTAL		2,767,210
		Pennsylvania--6.2%
1,345,000		Allegheny County, PA HDA, Revenue Bonds (Series 2003B), 5.50% (UPMC Health System), 6/15/2007	A+/NR	1,407,340
1,000,000		Commonwealth of Pennsylvania, Refunding UT GO Bonds, 5.125% (AMBAC INS)/(Original Issue Yield: 5.35%), 9/15/2011	AAA/Aaa	1,052,040
1,000,000		Erie, PA Higher Education Building Authority, (Series F), 2.25% TOBs (Gannon University)/(PNC Bank, N.A. LOC), Mandatory Tender 1/15/2007	AA-/NR	984,790
815,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004A), 3.20% (Mercyhurst College)/(Original Issue Yield: 3.22%), 3/15/2008	BBB/NR	808,586
865,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004A), 3.70% (Mercyhurst College)/(Original Issue Yield: 3.79%), 3/15/2010	BBB/NR	862,742
160,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B), 3.20% (Mercyhurst College)/(Original Issue Yield: 3.22%), 3/15/2008	BBB/NR	158,741
220,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B), 3.70% (Mercyhurst College)/(Original Issue Yield: 3.79%), 3/15/2010	BBB/NR	219,426
1,115,000		Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 4.00% (Good Samaritan Hospital), 11/15/2009	BBB+/Baa1	1,126,607
660,000		Pennsylvania EDFA, Resource Recovery Refunding Revenue Bonds (Series B), 6.75% (Northampton Generating), 1/1/2007	BB/NR	674,282
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$1,000,000		Pennsylvania State Higher Education Facilities Authority, (Series I-2), 3.00% TOBs (Mercyhurst College)/(PNC Bank, N.A. LOC), Mandatory Tender 11/1/2006	NR/A1	$997,600
1,000,000		Pennsylvania State Higher Education Facilities Authority, Pennsylvania Financing Program Revenue Bonds (Series M), 4.00% TOBs (Cedar Crest College)/(Citizens Bank of Pennsylvania LOC), Mandatory Tender 5/1/2006	NR/Aa2	1,008,160
200,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2007	A+/NR	207,864
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2008	A+/NR	1,060,830
820,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.00% (Philadelphia University), 6/1/2011	BBB/Baa2	843,427
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004M-2), 3.50% TOBs (Valley Forge Military Academy Foundation)/(Fulton Bank LOC), Mandatory Tender 11/1/2008	NR/A1	997,720
3,760,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 3.625% TOBs (King's College)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2006	AA-/NR	3,787,222
1,250,000		Pennsylvania State Turnpike Commission, Turnpike Refunding Revenue Bonds (Series 2001S), 5.50% (FGIC INS) 6/1/2006	AAA/Aaa	1,282,563
1,000,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.50% (Guthrie Healthcare System, PA), 12/1/2005	A-/NR	1,009,550
230,000		Scranton-Lackawanna, PA Health & Welfare Authority, Revenue Bonds, 7.125% (Allied Services Rehabilitation Hospitals, PA), 7/15/2005	BB+	230,170
		TOTAL		18,719,660
		Rhode Island--1.0%
600,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 5.00% (Lifespan Obligated Group), 8/15/2005	BBB+/Baa1	601,440
650,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 5.25% (Lifespan Obligated Group), 8/15/2006	BBB+/Baa1	664,827
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Rhode Island--continued
$700,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 5.50% (Lifespan Obligated Group), 8/15/2007	BBB+/Baa1	$731,255
1,000,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds, 3.00% (Memorial Hospital)/(Bank of America N.A. LOC), 7/1/2005	AA/NR	1,000,000
		TOTAL		2,997,522
		South Carolina--1.7%
1,000,000		Charleston County, SC, Hospital Revenue Bonds (Series 2004A), 5.00% (CareAlliance Health Services d/b/a Roper St. Francis Healthcare), 8/15/2007	A-/A3	1,037,180
780,000		Lexington County, SC Health Services District, Inc., Hospital Revenue Bonds (Series 2004), 6.00% (Lexington Medical Center), 5/1/2008	A/A2	838,110
2,000,000		Richland County, SC, Environmental Improvement Revenue Refunding Bonds (Series 2002A), 4.25% (International Paper Co.), 10/1/2007	BBB/Baa2	2,036,820
1,100,000		South Carolina State Public Service Authority, Revenue Bonds (Series D), 5.00% (Santee Cooper), 1/1/2007	AA-/Aa2	1,135,783
		TOTAL		5,047,893
		South Dakota--0.7%
1,240,000		South Dakota State Health & Educational Authority, Refunding Revenue Bonds, 5.25% (Sioux Valley Hospital & Health System), 11/1/2005	A+/A1	1,249,746
890,000		South Dakota State Health & Educational Authority, Revenue Bonds, 5.25% (Westhills Village Retirement Community), 9/1/2009	A-/NR	941,816
		TOTAL		2,191,562
		Tennessee--4.5%
1,000,000		Carter County, TN IDB, (Series 1983), 4.15% (Temple-Inland, Inc.), 10/1/2007	BBB/NR	1,006,430
975,000		Metropolitan Government Nashville & Davidson County, TN HEFA, MFH Revenue Bonds, 5.20% TOBs (American Housing Corp.)/(FNMA LOC), Mandatory Tender 2/1/2006	AAA/NR	987,841
1,995,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Refunding Revenue Bonds (Series B), 4.50% (Vanderbilt University), 10/1/2005	AA/Aa2	2,004,596
2,085,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Refunding Revenue Bonds (Series B), 4.50% (Vanderbilt University), 10/1/2006	AA/Aa2	2,131,746
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Tennessee--continued
$2,000,000		Metropolitan Government Nashville & Davidson County, TN IDB, Revenue Bonds, 4.10% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2007	BBB/NR	$1,993,800
1,000,000		Shelby County, TN Health Education & Housing Facilities Board, Revenue Bonds (Series 2004A R-Floats), 5.00% (Baptist Memorial Healthcare), 9/1/2007	AA/NR	1,036,710
1,000,000		Shelby County, TN Health Education & Housing Facilities Board, Revenue Bonds (Series 2004A R-Floats), 5.00% TOBs (Baptist Memorial Healthcare), Mandatory Tender 10/1/2008	AA/NR	1,053,560
2,470,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Refunding Revenue Bonds, 4.00% (Wellmont Health System), 9/1/2005	BBB+/NR	2,471,927
740,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Refunding Revenue Bonds, 5.00% (Wellmont Health System), 9/1/2007	BBB+/NR	760,165
		TOTAL		13,446,775
		Texas--9.6%
5,000,000		Austin, TX Water and Wastewater System, Refunding Revenue Bonds (Series 2002A), 5.25% (AMBAC INS), 11/15/2007	AAA/Aaa	5,280,600
1,000,000		Austin, TX, Hotel Occupancy, 5.625% (AMBAC INS)/(Original Issue Yield: 5.71%), 11/15/2019	AAA/Aaa	1,095,450
965,000		Brazoria County, TX Health Facilities Development Corp., Revenue Bonds, 5.00% (Brazosport Memorial Hospital)/ (Radian Asset Assurance INS), 7/1/2008	AA/Aa3	1,012,382
2,885,000		Brazos River Authority, TX, (Series 1995B), 5.05% TOBs (TXU Energy), Mandatory Tender 6/19/2006	BBB-/Baa2	2,932,862
1,370,000		Gregg County, TX HFDC, Hospital Revenue Bonds (Series 2002A), 5.50% (Good Shepherd Medical Center), 10/1/2005	BBB/Baa2	1,376,823
2,000,000		Gulf Coast, TX Waste Disposal Authority, Environmental Facilities Refunding Revenue Bonds, 4.20% (Occidental Petroleum Corp.), 11/1/2006	A-/A3	2,021,560
2,265,000		Gulf Coast, TX Waste Disposal Authority, Revenue Bonds (Series 2002), 5.00% (Bayport Area System)/ (AMBAC INS), 10/1/2007	AAA/Aaa	2,369,167
945,000		Harris County, TX HFDC, Hospital Revenue Bonds (Series 2004A), 5.00% (Memorial Hermann Healthcare System), 12/1/2007	A/A2	984,548
1,000,000		Harris County, TX, GO LT Correctional Facility Improvement Bonds, 5.50% (United States Treasury PRF 10/1/2006@100)/ (Original Issue Yield: 5.55%), 10/1/2011	AA+/Aa1	1,035,410
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Texas--continued
$1,000,000		Johnson County, TX, (GO UT), 5.00% (FSA INS), 2/15/2016	AAA/Aaa	$1,073,000
500,000		North Central Texas HFDC, Revenue Bonds, 5.50% (Baylor Health Care System), 5/15/2007	AA-/Aa3	521,860
1,000,000		North Texas Tollway Authority, (Series A), 5.10% (FGIC INS)/ (Original Issue Yield: 5.20%), 1/1/2013	AAA/Aaa	1,049,800
750,000		San Antonio, TX Electric & Gas System, Refunding Revenue Bonds (Series 2002), 5.25%, 2/1/2008	AA/Aa1	794,130
1,000,000		Spring Texas Independent School District, 5.25% (PSFG GTD), 2/15/2019	AAA/Aaa	1,052,600
6,000,000		Texas Turnpike Authority, Second Tier BANs (Series 2002), 5.00%, 6/1/2008	AA/Aa3	6,350,460
		TOTAL		28,950,652
		Utah--0.6%
1,650,000		Alpine, UT School District, UT GO Bonds, 5.25% (Utah Qualified Local School Board Program GTD), 3/15/2006	NR/Aaa	1,680,277
		Virginia--1.4%
1,000,000		Chesterfield County, VA IDA, PCR Bonds, 4.95% (Virginia Electric & Power Co.), 12/1/2007	BBB+/A3	1,012,960
1,000,000		Fairfax County, VA, (Series A), 5.00% (State Aid Withholding GTD), 6/1/2008	AAA/Aaa	1,063,030
1,250,000		Hopewell, VA, Public Improvement UT GO Bonds (Series 2004A), 5.00%, 7/15/2009	A/A2	1,290,813
1,000,000		Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 3.30% TOBs (Dominion Terminal Associates)/ (Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2008	BBB+/Baa1	1,000,580
		TOTAL		4,367,383
		Washington--2.5%
2,065,000		Clark County, WA Public Utilities District No. 001, Generating System Revenue Refunding Bonds (Series 2000), 5.50% (FSA INS), 1/1/2006	AAA/Aaa	2,094,261
1,000,000		Snohomish County, WA School District No. 6, UT GO Refunding Bonds, 5.45% (FGIC INS), 12/1/2005	AAA/Aaa	1,011,730
1,310,000		Spokane, WA, Refunding UT GO Bonds, 5.50% (MBIA Insurance Corp. INS), 12/15/2007	AAA/Aaa	1,393,670
1,000,000		Washington State Public Power Supply System, (Series B), 5.40% (Energy Northwest, WA)/(Original Issue Yield: 5.45%), 7/1/2005	NR/Aaa	1,000,080
2,000,000		Washington State, Refunding UT GO Bonds, 5.25%, 9/1/2005	AA/Aa1	2,008,800
		TOTAL		7,508,541
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Wisconsin--0.6%
$1,000,000		Pleasant Prairie, WI Water & Sewer System, BANs, 4.00% (United States Treasury PRF 10/1/2006@100), 10/1/2007	NR/A3	$1,017,050
765,000		Wisconsin State HEFA, Revenue Bonds (Series 2003A), 5.00% (Wheaton Franciscan Services), 8/15/2009	A/A2	811,833
		TOTAL		1,828,883
		Wyoming--1.9%
2,150,000		Albany County, WY, PCR Bonds (Series 1985), 3.25% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2005	BBB/NR	2,145,786
3,500,000		Lincoln County, WY, PCR Refunding Bonds (Series 1991), 3.40% TOBs (Pacificorp), Mandatory Tender 6/1/2010	A-/A3	3,479,560
		TOTAL		5,625,346
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $265,589,765)		266,989,584
		SHORT-TERM MUNICIPALS--11.7%
		Alabama--0.8%
600,000		Columbia, AL IDB, PCR (Series 1999C) Daily VRDNs (Alabama Power Co.)	A-1/VMIG1	600,000
1,800,000		Huntsville, AL Special Care Facilities Financing Authority, (Series 2001D) Weekly VRDNs (Carlton Cove, Inc.)/(BNP Paribas SA LOC)	A-1+/NR	1,800,000
		TOTAL		2,400,000
		Arizona--0.6%
1,700,000		Apache County, AZ IDA, (Series 1983B) Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	A-1+/VMIG1	1,700,000
		District of Columbia--1.0%
3,000,000		District of Columbia, (Series 2000) Weekly VRDNs (Public Welfare Foundation, Inc.)/(SunTrust Bank LOC)	NR/VMIG1	3,000,000
		Florida--1.3%
4,000,000		Orange County, FL, Health Facilities Authority, (Orlando Regional Healthcare System), (Series A), Auction Rate Notes 35-Day	AA/Aaa	4,000,000
		Michigan--0.8%
2,400,000		Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/ (Lasalle Bank, N.A. LOC)	A-1/NR	2,400,000
Principal Amount			Credit Rating	Value
		SHORT-TERM MUNICIPALS--continued
		New York--2.1%
$6,425,000		New York State Dormitory Authority, (University of Rochester, NY), (Series 2003A), Auction Rate Notes 35-Day, (MBIA Insurance Corp. INS)	AAA/Aaa	$6,425,000
		Oregon--3.4%
10,200,000		Medford, OR Hospital Facilities Authority, (Rogue Valley Manor), SAVRs (Series 2002), Auction Rate Notes, (Radian Asset Assurance INS)	AA/NR	10,200,000
		Pennsylvania--0.9%
2,500,000		Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), (Series 2003 C-2), Auction Rate Notes	A/NR	2,500,000
		Tennessee--0.8%
2,465,000		Sevier County, TN Public Building Authority, (Series IV-E-3) Daily VRDNs (Union City, TN)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	NR/VMIG1	2,465,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $35,090,000)		35,090,000
		TOTAL MUNICIPAL INVESTMENTS--100.4% (IDENTIFIED COST $300,679,765) [2]		302,079,584
		OTHER ASSETS AND LIABILITIES - NET--(0.4)%		(1,324,593)
		TOTAL NET ASSETS--100%		$300,754,991

Securities that are subject to the federal alternative minimum tax (AMT) represent 8.1% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At June 30, 2005, these securities amounted to $9,935,850 which represents 3.3% of the total net assets.

2 The cost of investments for federal tax purposes amounts to $300,726,493.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
COL	--Collateralized
COP	--Certificates of Participation
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
MFH	--Multifamily Housing
PCR	--Pollution Control Revenue
PCFA	--Pollution Control Finance Authority
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
RANs	--Revenue Anticipation Notes
SAVRs	--Select Auction Variable Rates
SFM	--Single Family Mortgage
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2005

Assets:
Total investments in securities, at value (identified cost $300,679,765)		$302,079,584
Cash		86,681
Income receivable		3,137,630
Receivable for investments sold		765,000
Receivable for shares sold		132,872
TOTAL ASSETS		306,201,767
Liabilities:
Payable for investments purchased	$4,675,306
Payable for shares redeemed	338,483
Income distribution payable	348,296
Payable for Directors'/Trustees' fees	1,266
Payable for shareholder services fees (Note 5)	6,258
Accrued expenses	77,167
TOTAL LIABILITIES		5,446,776
Net assets for 29,441,229 shares outstanding		$300,754,991
Net Assets Consist of:
Paid-in capital		$302,328,850
Net unrealized appreciation of investments		1,399,819
Accumulated net realized loss on investments and future contracts		(2,973,586)
Distributions in excess of net investment income		(92)
TOTAL NET ASSETS		$300,754,991
Net Asset Value, Offering Price and Redemption Proceeds per Share
Institutional Shares:
$270,956,478 ÷ 26,524,225 shares outstanding, no par value, unlimited shares authorized		$10.22
Institutional Service Shares:
$29,798,513 ÷ 2,917,004 shares outstanding, no par value, unlimited shares authorized		$10.22

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended June 30, 2005

Investment Income:
Interest			$10,571,629
Expenses:
Investment adviser fee (Note 5)		$1,338,202
Administrative personnel and services fee (Note 5)		268,642
Custodian fees		17,133
Transfer and dividend disbursing agent fees and expenses		55,029
Directors'/Trustees' fees		13,569
Auditing fees		16,491
Legal fees		8,811
Portfolio accounting fees		120,186
Distribution services fee--Institutional Service Shares (Note 5)		93,379
Shareholder services fee--Institutional Shares (Note 5)		742,998
Shareholder services fee--Institutional Service Shares (Note 5)		92,946
Share registration costs		36,012
Printing and postage		34,424
Insurance premiums		10,331
Miscellaneous		10,602
TOTAL EXPENSES		2,858,755
Waivers (Note 5):
Waiver of investment adviser fee	$(374,228)
Waiver of administrative personnel and services fee	(13,714)
Waiver of distribution services fee--Institutional Service Shares	(93,379)
Waiver of shareholder services fee--Institutional Shares	(742,998)
TOTAL WAIVERS		(1,224,319)
Net expenses			1,634,436
Net investment income			8,937,193
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(347,890)
Net realized loss on futures contracts			(326,612)
Net change in unrealized appreciation of investments			(1,088,064)
Net change in unrealized depreciation of futures contracts			4,402
Net realized and unrealized loss on investments and futures contracts			(1,758,164)
Change in net assets resulting from operations			$7,179,029

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended June 30	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,937,193	$9,858,295
Net realized loss on investments and futures contracts	(674,502)	(273,030)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(1,083,662)	(7,650,436)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,179,029	1,934,829
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(8,014,358)	(8,708,193)
Institutional Service Shares	(910,378)	(1,102,315)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,924,736)	(9,810,508)
Share Transactions:
Proceeds from sale of shares	85,966,952	192,943,122
Proceeds from shares issued in connection with the tax-free transfer of assets from Riggs Short-Term Tax-Free Bond Fund	--	40,717,774
Net asset value of shares issued to shareholders in payment of distributions declared	4,731,326	4,989,340
Cost of shares redeemed	(164,167,200)	(221,583,884)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(73,468,922)	17,066,352
Change in net assets	(75,214,629)	9,190,673
Net Assets:
Beginning of period	375,969,620	366,778,947
End of period (including distributions in excess of net investment income of $(92) and $(673), respectively)	$300,754,991	$375,969,620

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2005

1. ORGANIZATION

Federated Short-Term Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide dividend income which is exempt from federal regular income tax. The Fund pursues this investment objective by investing in a portfolio of tax-exempt securities with a dollar-weighted average maturity of less than three years. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes.

On September 26, 2003, the Fund received a tax-free transfer of assets from the Riggs Short Term Tax-Free Bond Fund, as follows:

	Shares of Federated Short-Term Municipal Trust Issued	Riggs Short-Term Tax-Free Bond Fund Net Assets Received	Riggs Short-Term Tax-Free Bond Fund Unrealized Appreciation [1]	Net Assets of Federated Short-Term Municipal Trust Prior to Combination	Net Assets of Riggs Short-Term Tax-Free Bond Fund Immediately Prior to Combination	Net Assets of Federated Short-Term Municipal Trust Immediately After Combination
Institutional Shares	3,900,170	$40,717,774	$1,516,291	$361,061,372	$40,717,774	$401,779,146

1 Urealized appreciation is included in the Riggs Short Term Tax-Free Bond Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund periodically may sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended June 30, 2005, the Fund had net realized losses on future contracts of $326,612.

At June 30, 2005, the Fund had no open futures contracts.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at June 30, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost
Cullman, AL Medical Clinic Board, Revenue Bonds (Series 2005-A), 3.88% TOBs (Cullman Regional Medical Center, Inc.), Mandatory Tender 4/7/2006	4/11/2005 - 4/20/2005	$2,325,325
Director of the State of Nevada Department of Business and Industry, Solid Waste Disposal Revenue Bonds, 3.30% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2007	9/23/2004	1,500,000
Florida State Department of Corrections, Custodial Receipts, 3.00%, 9/10/2009	2/27/2004	2,000,000
Missouri State HEFA, RANs (Series 2005E), 4.75% (Rockhurst University), 4/25/2006	4/28/2005	1,130,360

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended June 30	2005		2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,926,766	$81,510,965	17,683,047	$184,026,989
Shares issued to shareholders in payment of distributions declared	437,774	4,492,513	445,744	4,629,642
Shares redeemed	(13,994,140)	(143,815,856)	(18,665,298)	(193,961,469)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(5,629,600)	$(57,812,378)	(536,507)	$(5,304,838)

Year Ended June 30	2005		2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	432,683	$4,455,987	858,088	$8,916,133
Proceeds from shares issued in connection with the tax-free transfer of assets from Riggs Short Term Tax-Free Bond Fund	--	--	3,900,170	40,717,774
Shares issued to shareholders in payment of distributions declared	23,271	238,813	34,615	359,698
Shares redeemed	(1,978,779)	(20,351,344)	(2,665,412)	(27,622,415)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(1,522,825)	$(15,656,544)	2,127,461	$22,371,190
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(7,152,425)	$(73,468,922)	1,590,954	$17,066,352

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to the expiration of capital loss carryforwards and differing treatments for discount accretion/ premium amortization on debt securities.

For the year ended June 30, 2005, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Distributions in Excess of Net Investment Income	Accumulated Net Realized Losses
$(170,193)	$(11,876)	$182,069

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended June 30, 2005 and 2004, was as follows:

	2005	2004
Tax-exempt income	$8,892,554	$9,810,508
Ordinary income	$32,182	--

As of June 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$324,937
Undistributed ordinary income	$23,268
Net unrealized appreciation	$1,353,091
Capital loss carryforward	$2,630,557

At June 30, 2005, the cost of investments for federal tax purposes was $300,726,493. The net unrealized appreciation of investments for federal tax purposes was $1,353,091. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,775,107 and net unrealized depreciation from investments for those securities having an excess of cost over value of $422,016.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales and discount accretion/premium amortization on debt securities.

At June 30, 2005, the Fund had a capital loss carryforward of $2,630,557 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$541,582
2009	$624,448
2010	$261,798
2011	$551,978
2013	$650,751

Capital loss carryforwards of $170,193 expired during the year ended 2005. Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of June 30, 2005, for federal income tax purposes, post October losses of $296,300 were deferred to July 1, 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser is required to reimburse the Fund's Institutional Shares, to the extent of its adviser fee, the amount, if any, by which the Fund's Institutional Shares aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund's Institutional Shares.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the year ended June 30, 2005, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the year ended June 30, 2005, FSSC did not retain any fees paid by the Fund.

Interfund Transactions

During the year ended June 30, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $219,886,091 and $245,448,438, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended June 30, 2005, were as follows:

Purchases	$93,208,550
Sales	$141,695,060

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

At June 30, 2005, 99.6% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF AND SHAREHOLDERS OF FEDERATED SHORT-TERM MUNICIPAL TRUST:

We have audited the accompanying statement of assets and liabilities of Federated Short-Term Municipal Trust (the "Fund"), including the portfolio of investments, as of June 30, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term Municipal Trust at June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
August 3, 2005

Board of Trustees and Fund Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: May 1981	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 TRUSTEE Began serving: October 1999	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp., and Passport Research, Ltd.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist, and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: April 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: February 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Began Serving: November 2004	Principal Occupations : Vice President of some of the Funds in the Federated Fund Complex; and President and Director of the Institutional Sales Division of Federated Securities Corp., which is a wholly owned subsidiary of Federated. Mr. Fisher is responsible for the distribution of Federated's products and services to investment advisors, insurance companies, retirement plans, and corporations. In addition, Mr. Fisher serves as President and Director of Federated Investment Counseling, a wholly owned subsidiary of Federated involved in the management of separate accounts and sub-advised mandates. He is also President, Technology, Federated Services Corp. responsible for the technological infrastructure of the various Federated companies. He is also Director, Edgewood Securities Corp., as well as Director, Federated Investors Trust Company.

Previous Positions : Senior Vice President of Federated Investment Counseling.

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: May 1981	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions : Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: May 1981	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: November 1998	Jeff A. Kozemchak has been the Fund's Portfolio Manager since June 1996. He is Vice President of the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Short-Term Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313907107
Cusip 313907206

28588 (8/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.           Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

Item 3.           Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.           Principal Accountant Fees and Services

                  (a) Audit Fees billed to the registrant for the two most
recent fiscal years:

                           Fiscal year ended 2005 - $16,988

                           Fiscal year ended 2004 - $16,984

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                           Fiscal year ended 2005 - $0

                           Fiscal year ended 2004 - $0

         Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $127,653 and $0
         respectively. Fiscal year ended 2005 - Sarbanes Oxley sec. 302 procedures.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

                           Fiscal year ended 2005 - $0

                           Fiscal year ended 2004 - $0

         Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
         respectively.

(d)All Other Fees billed to the registrant for the two most recent fiscal years:

                           Fiscal year ended 2005 - $0

                           Fiscal year ended 2004 - $0

         Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
         respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

                  The Audit Committee is required to pre-approve audit and
non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

                  Certain services have the general pre-approval of the Audit
Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

                  The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

         The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

         In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

         The Audit Committee believes that the independent auditor can provide
Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

         With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)                        The aggregate amount of all such services provided
                           constitutes no more than five percent of the total
                           amount of revenues paid by the registrant, the
                           registrant's adviser (not including any sub-adviser
                           whose role is primarily portfolio management and is
                           subcontracted with or overseen by another investment
                           adviser), and any entity controlling, controlled by,
                           or under common control with the investment adviser
                           that provides ongoing services to the registrant to
                           its accountant during the fiscal year in which the
                           services are provided;
(2)                        Such services were not recognized by the registrant,
                           the registrant's adviser (not including any
                           sub-adviser whose role is primarily portfolio
                           management and is subcontracted with or overseen by
                           another investment adviser), and any entity
                           controlling, controlled by, or under common control
                           with the investment adviser that provides ongoing
                           services to the registrant at the time of the
                           engagement to be non-audit services; and
(3)                        Such services are promptly brought to the attention
                           of the Audit Committee of the issuer and approved
                           prior to the completion of the audit by the Audit
                           Committee or by one or more members of the Audit
                           Committee who are members of the board of directors
                           to whom authority to grant such approvals has been
                           delegated by the Audit Committee.

         The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

         The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

         Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

         Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

 (e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
of Rule 2-01 of Regulation S-X:

                  4(b)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

                  Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
                  of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

                  4(c)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

                  Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
                  of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

                  4(d)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

                  Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
                  of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)      NA

(g)      Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
                  Fiscal year ended 2005 - $183,569

                  Fiscal year ended 2004 - $231,904

(h) The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.           Audit Committee of Listed Registrants

                  Not Applicable

Item 6.           Schedule of Investments

                  Not Applicable

Item 7.           Disclosure of Proxy Voting Policies and Procedures for
                  Closed-End Management Investment Companies

                  Not Applicable

Item 8.           Portfolio Managers of Closed-End Management Investment
                  Companies

                  Not Applicable

Item 9.           Purchases of Equity Securities by Closed-End Management
                  Investment Company and Affiliated Purchasers

                  Not Applicable

Item 10.          Submission of Matters to a Vote of Security Holders

                  Not Applicable

Item 11.          Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.          Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Short-Term Municipal Trust

By                /S/Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer

Date              August 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                /S/John B. Fisher
                  John B. Fisher, Principal Executive Officer

Date              August 15, 2005

By                /S/Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer

Date              August 15, 2005